Benefits Payable (Activity In Benefits Payable) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Benefits Payable [Abstract]
Balances at January 1	$ 2,943,379	$ 2,898,782	$ 2,355,461
Acquisitions	0	0	96,021
Current year, Incurred	24,185,717	21,943,547	21,114,008
Prior years, Incurred	(434,015)	(252,756)	(268,027)
Total incurred	23,751,702	21,690,791	20,845,981
Current year, Paid	(21,671,345)	(19,581,314)	(18,601,120)
Prior years, Paid	(1,809,610)	(2,064,880)	(1,797,561)
Total paid	(23,480,955)	(21,646,194)	(20,398,681)
Balances at December 31	$ 3,214,126	$ 2,943,379	$ 2,898,782